UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 8-K

CURRENT REPORT

PURSUANT TO SECTION 13 OR 15(d) OF THE

SECURITIES EXCHANGE ACT OF 1934

Date of Report (Date of earliest event reported): February 16, 2017 (February 10, 2017)

Immunomedics, Inc.

(Exact Name of Registrant as Specified in Charter)

Delaware	000-12104	61-1009366
(State or Other Jurisdiction of Incorporation)	(Commission File Number)	(IRS Employer Identification No.)

300 The American Road, Morris Plains, New Jersey	07950

(Address of Principal Executive Offices)	(Zip Code)

(973) 605-8200

(Registrant’s telephone number,

including area code)

Not applicable

(Former Name or Former Address, if Changed Since Last Report)

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425).

☐Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12).

☐Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b)).

☐Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c)).

Item 1.01  Entry into a Material Definitive Agreement.

Development and License Agreement

On February 10, 2017 (the “Execution Date”), Immunomedics, Inc., a Delaware corporation (the “Company”), entered into a Development and License Agreement (the “License Agreement”) with Seattle Genetics, Inc., a Delaware corporation (“SGEN”), granting SGEN a worldwide, exclusive license, including the right to sublicense subject to the terms and conditions of the License Agreement, to develop, manufacture and commercialize sacituzumab govitecan (“IMMU-132”), an antibody-drug conjugate comprising hRS7, SN-38 and the proprietary linker CL-2A, and any second generation antibody-drug conjugates binding to Trop-2 for all human therapeutic uses in all indications.

Under the terms of the License Agreement, SGEN will be responsible for, and bear the future costs of, worldwide development and commercialization of licensed products, subject to specified exceptions.   SGEN will also assume control over manufacturing of all licensed products under the License Agreement, subject to assistance from the Company.  SGEN will use commercially reasonable efforts to develop IMMU-132 in multiple indications and will use commercially reasonable efforts to market, promote and commercialize IMMU-132 in any indication for which regulatory approval is obtained in a major market country (as specified in the License Agreement).  The Company and SGEN will form a Joint Steering Committee (the “JSC”) to oversee development, commercialization, manufacturing and intellectual property, which committee will be chaired by a representative of SGEN.  The Company has the right to elect to co-promote IMMU-132 in the United States by participating in 50% of the sales effort, subject to certain parameters set forth in the License Agreement.

Closing of the License Agreement is subject to specified closing conditions, including clearance under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (“HSR”).  Following closing and subject to the terms of the License Agreement, the Company will receive an initial cash payment of $250 million, and could receive an additional $50 million (or negotiated economic splits) relating to rights outside the United States, Canada and the EU, and other potential cash milestone payments totaling up to approximately $1.7 billion in the aggregate, which are contingent upon achieving certain milestones relating to the development and regulatory approval of  IMMU-132 for TNBC and other indications in the United States and other territories, as well as certain sales-related milestones. The Company is also entitled to receive an escalating double digit royalty starting in the teens and escalating to twenty percent based on global net sales of licensed products by SGEN, its affiliates or sublicensees during the royalty term specified in the License Agreement.

The License Agreement is not effective until closing after the expiration or termination of the applicable HSR waiting period and the satisfaction or waiver of other specified conditions (the “Effective Date”). Either the Company or SGEN can terminate the License Agreement in the event of an uncured material breach by the other party, subject to the dispute resolution procedures described in the License Agreement. For fundamental material breaches satisfying specific criteria described in the License Agreement, SGEN also has the right to terminate specified rights and obligations of the Company (not including SGEN’s milestone, royalty and upfront payment obligations in accordance with the License Agreement) as an alternative to termination of the License Agreement in its entirety.  In addition, the License Agreement may be terminated by SGEN for any reason upon written notice to the Company, which will be effective 270 days from the date of receipt of such notice.  The License Agreement also contains customary indemnification provisions.

Pursuant to the terms of a modified “go-shop” provision in the License Agreement, until 11:59 p.m. New York City time on February 19, 2017 (the “Go-Shop Period”), the Company has the right to continue negotiating with a select number of parties that previously expressed interest in licensing IMMU-132, and accept a superior licensing proposal. SGEN has the right to match any such superior licensing proposal and if it decides not to match, the Company has the right to accept the superior licensing proposal and terminate the License Agreement upon payment of a termination fee to SGEN.

Following the expiration of the Go-Shop Period, the Company will become subject to customary “no shop” restrictions on its and its representatives’ ability to solicit, discuss or negotiate alternative licensing proposals from third parties.

Stock Purchase Agreement

On February 10, 2017, in connection with the execution of the License Agreement, the Company entered into a Stock Purchase Agreement (the “SPA”) with SGEN. Under the SPA, SGEN has purchased, and the Company has sold, in the aggregate, 3,000,000 shares of the Company’s common stock, par value $0.01 per share (the “Common Shares”), at a price of $4.90 per share, which represents a 10% premium to the 15-day trading volume weighted average stock price of $4.45 for the period ending at the close of trading on February 9, 2017, the last trading day prior to entering into the License Agreement, for aggregate proceeds of $14.7 million. Concurrently with the sale of the Common Shares, pursuant to the SPA, the Company also agreed to issue a three-year warrant  (the “Warrant”) to purchase an aggregate of 8,655,804 shares of common stock of the Company (the “Common Stock”). The Warrant will be exercisable for cash only and only upon approval by the Company’s stockholders of an amendment to the Company’s certificate of incorporation, and filing thereof, increasing such number of shares of Common Stock in an amount sufficient to allow for the exercise of the shares being issued upon the exercise of the Warrant, at an initial exercise price equal to $4.90 per share of Common Stock. The Warrant was issued on February 16, 2017 and is exercisable until February 10, 2020.

Registration Rights Agreement

In connection with the entrance by the Company into the SPA, the Company entered into the Registration Rights Agreement, by and between the Company and SGEN, dated February 10, 2017, pursuant to which the Company granted customary registration rights to SGEN obligating the Company to register for resale under the Securities Act on Form S-3 the Common Shares and the shares of Common Stock into which the Warrant is exercisable (the “Warrant Shares”).

The preceding summary descriptions are qualified in their entirety by reference to the terms of each of the SPA and the Registration Rights Agreement, each of which will be included as an exhibit to the Company’s next quarterly report on Form 10-Q, the Warrant, and the License Agreement, which, subject to certain redactions requested pursuant to a request for confidential treatment, will be included as an exhibit to the Company’s next quarterly report on Form 10-Q, and the transactions contemplated thereby.

Indemnification Agreement

The Board of Directors of the Company (the “Board”) approved a form of indemnification agreement (the “Indemnification Agreement”), effective as of February 10, 2017, and authorized the Company to enter into the Indemnification Agreement with each of its current directors and executive officers and certain of its former directors and executive officers (each, an “Indemnitee”).

The Indemnification Agreement clarifies and supplements the indemnification rights and obligations of the Indemnitee and Company already included in the Company’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) and Second Amended and Restated By-laws, as amended (the “By-laws”). Under the terms of the Indemnification Agreement, the Company, among other things, will indemnify, to the fullest extent permitted by law and the Certificate of Incorporation and By-laws, each director and officer for certain losses or expenses including attorneys’ fees, judgments, fines and settlement amounts incurred by any such person in any action or proceeding (other than certain proceedings against the Company or securities laws claims), including any action by or in the Company’s right, arising out of the person’s services as the Company’s director or officer or any other company or enterprise, including the Company’s subsidiaries, to which the person provides services at the Company’s request. The Indemnification Agreements will also provide for the advancement or payment of all expenses to the Indemnitee and for the reimbursement to the Company if it is found that such Indemnitee is not entitled to such indemnification under applicable law and the Company’s Certificate of Incorporation and By-laws.

The foregoing description of the Indemnification Agreement does not purport to be complete and is qualified in its entirety by reference to the form of Indemnification Agreement, which is filed as Exhibit 10.1 to this Current Report on Form 8-K and is incorporated herein by reference.

Item 3.02 Unregistered Sales of Equity Securities.

The information contained above in Item 1.01 related to the Common Shares and the Warrant Shares is  hereby incorporated by reference into this Item 3.02.

The issuance by the Company of Common Shares, the Warrant and the Warrant Shares is being made in reliance upon the exemption from registration afforded by Section 4(a)(2) of the U.S. Securities Act of 1933, as amended (the “Securities Act”), and/or Rule 506(b) of Regulation D under the Securities Act as a transaction not involving a public offering. SGEN is an accredited investor as defined in Rule 501 of Regulation D under the Securities Act, and is acquiring the Common Shares and the Warrant for investment only and not with a view toward, or for resale in connection with, the public sale or distribution thereof.  Furthermore, the Company’s securities are not being offered or sold by any form of general solicitation or general advertising.

Item 5.03  Amendments to Articles of Incorporation or Bylaws; Change in Fiscal Year.

Second Amendment to Second Amended and Restated By-Laws

Directors’ Election

On February 10, 2017, the Company amended, upon approval by the Board, Section 3.3 of the By-laws in order to clarify that, in any contested election of directors, the nominees receiving the highest numbers of votes “for” such nominee’s election will be elected.

Indemnification

The Company, also, amended, upon approval by the Board, Section 8.5 of the By-laws in order to ensure that expenses incurred in defending any civil, criminal, administrative, or investigative action, suit or proceeding will be paid by the Company in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of any person entitled to indemnification under the terms of the By-Laws.

The preceding summaries of the amendment are qualified in their entirety by reference to the full text of the Second Amendment to the By-laws, which is attached hereto as Exhibit 3.4 and incorporated herein.

Item 8.01  Other Events.

On February 10, 2017, the Company issued a press release announcing its transactions with SGEN, including the Company’s entry into the License Agreement and the SPA. A copy of the press release is filed as Exhibit 99.1 hereto and is incorporated herein by reference.

Forward-Looking Statements

This Current Report on Form 8-K, in addition to historical information, may contain forward-looking statements about the Company made pursuant to the Private Securities Litigation Reform Act of 1995. Such statements, including statements regarding clinical trials, patent protection, out-licensing arrangements (including the timing and amount of contingent payments pursuant to the License Agreement with SGEN), forecasts of future operating results, and capital raising activities, involve significant risks and uncertainties and actual results could differ materially from those expressed or implied herein. Factors that could cause such differences include, but are not limited to, risks associated with new product development (including clinical trials outcome and regulatory requirements/actions), any delays or failure to receive HSR approval of the License Agreement, competitive risks to marketed products and availability of required financing and other sources of funds on acceptable terms, if at all, as well as the risks discussed in the Company’s filings with the Securities and Exchange Commission. The Company is not under any obligation, and the Company expressly disclaims any obligation, to update or alter any forward-looking statements, whether as a result of new information, future events or otherwise.

Item 9.01  Financial Statements and Exhibits.

(d) Exhibits.

Exhibit No.	Description of Exhibits

3.3	Second Amendment to Second Amended and Restated By-Laws
4.1	Warrant Agreement, dated as of February 16, 2017, between the Company and Broadridge Financial Solutions, Inc., as warrant agent.
10.1	Form of Indemnification Agreement
99.1	Press Release of the Company, dated February 10, 2017.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

IMMUNOMEDICS, INC.

	By:	/s/ Michael R. Garone
Name: Michael R. Garone
Title: Vice President, Finance and Chief Financial Officer

Date: February 16, 2017